Consolidated Interim Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 6,479	$ 3,609
Short-term investments	61	51
Accounts receivable	2,332	4,197
Other financial assets	168	271
Inventories	4,793	4,684
Recoverable taxes	659	900
Judicial deposits		611
Other	337	444
Total current assets excluding assets held for sale	14,829	14,767
Non-current assets held for sale		3,933
Total current assets	14,829	18,700
Non-current assets
Judicial deposits	585	798
Other financial assets	160	593
Recoverable taxes	1,329	1,374
Deferred income taxes	9,931	9,565
Other	1,289	1,257
Total non-current assets excluding investments, intangible assets and property, plant and equipment	13,294	13,587
Investments in associates and joint ventures	3,715	1,872
Intangibles	10,195	11,631
Property, plant, and equipment	44,582	48,396
Total non-current assets	71,786	75,486
Total assets	86,615	94,186
Current liabilities
Suppliers and contractors	4,769	5,272
Loans and borrowings	910	824
Leases	177	197
Other financial liabilities	1,467	1,676
Taxes payable	1,242	1,314
Settlement program ("REFIS")	383	428
Liabilities related to Brumadinho	974	1,057
Liabilities related to associates and joint ventures	1,605	837
De-characterization of dams and asset retirement obligations	956	1,035
Provisions for litigation	115	114
Employee benefits	724	964
Other	421	376
Total current liabilities excluding assets held for sale	13,743	14,094
Liabilities associated with non-current assets held for sale		561
Total current liabilities	13,743	14,655
Non-current liabilities
Loans and borrowings	12,860	11,647
Leases	1,183	1,255
Participative shareholders' debentures	2,451	2,874
Other financial liabilities	2,656	3,373
Settlement program ("REFIS")	1,284	1,723
Deferred income taxes	806	870
Liabilities related to Brumadinho	1,438	2,003
Liabilities related to associates and joint ventures	2,102	3,590
De-characterization of dams and asset retirement obligations	5,484	6,694
Provisions for litigation	765	885
Employee benefits	1,221	1,381
Streaming transactions	1,948	1,962
Other	287	293
Total non-current liabilities	34,485	38,550
Total liabilities	48,228	53,205
Equity
Equity attributable to Vale's shareholders	36,974	39,461
Equity attributable to noncontrolling interests	1,413	1,520
Total equity	38,387	40,981
Total liabilities and equity	$ 86,615	$ 94,186